Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	May 07, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We generally grant equity awards at regularly scheduled Board of Director or Compensation Committee meetings. We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.

During fiscal year 2025, except for options granted to our Chief Executive Officer and Chief Financial Officer on May 7, 2025 as set forth in the table below, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
			Exercise		Prior to the Disclosure of Material
		Number of	Price	Grant Date	Nonpublic Information and the
		Securities	of the	Fair Value	Trading Day Ending Immediately
		Underlying	Award	of the	Following the Disclosure of
Name	Grant Date	the Award	($/Sh)	Award ($)	Material Nonpublic Information
Dennis M. Lanfear	5/7/2025	375,000	0.9462	246,000	-14.9%
Bryan McMichael	5/7/2025	200,000	0.9462	131,200	-14.9%

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
			Exercise		Prior to the Disclosure of Material
		Number of	Price	Grant Date	Nonpublic Information and the
		Securities	of the	Fair Value	Trading Day Ending Immediately
		Underlying	Award	of the	Following the Disclosure of
Name	Grant Date	the Award	($/Sh)	Award ($)	Material Nonpublic Information
Dennis M. Lanfear	5/7/2025	375,000	0.9462	246,000	-14.9%
Bryan McMichael	5/7/2025	200,000	0.9462	131,200	-14.9%

Dennis M. Lanfear
Awards Close in Time to MNPI Disclosures
Name		Dennis M. Lanfear
Underlying Securities | shares		375,000
Exercise Price | $ / shares		$ 0.9462
Fair Value as of Grant Date | $		$ 246,000
Underlying Security Market Price Change		(14.9)
Bryan McMichael
Awards Close in Time to MNPI Disclosures
Name		Bryan McMichael
Underlying Securities | shares		200,000
Exercise Price | $ / shares		$ 0.9462
Fair Value as of Grant Date | $		$ 131,200
Underlying Security Market Price Change		(14.9)